Related-party Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Directors and Officers (Kenon's Directors and Officers)
Key management personnel compensation

	For the year ended December 31,
	2018	2017
	$ thousands

Short-term benefits	2,475	5,632
Share-based payments	732	508
	3,207	6,140

Schedule of Transactions with Related Parties (Excluding Associates)
Transactions with related parties (excluding associates):

	For the year ended December 31,
	2018	2017	2016
	$ thousands
Sales of electricity	80,269	102,443	148,119
Administrative expenses	393	331	614
Sales of gas	6,868	31,296	29,873
Financing expenses, net	(2,091)	18,444	14,475
Repayment of loan to Ansonia	(77,085)	-	-
Repayment of loan to IC	(239,971)	-	-

Schedule of Transactions with Associates
Transactions with associates:
	For the year ended December 31,
	2018	2017	2016
	$ Thousands
Finance income, net	8,494	-	-
Other income, net	140	198	178

Schedule of Balances with Related Parties
Balances with related parties:

	As at December 31,		As at December 31,
	2018		2017
	Other related parties *	Total	Ansonia	Other related parties *	Total
	$ Thousands		$ Thousands
Trade receivables	7,041	7,041	—	12,778	12,778

Loans and Other Liabilities
In US dollar or linked thereto	(1,481)	(1,481)	75,081	242,598	317,679
Weighted-average interest rates (%)	0.00%	0.00%	6.00%	7.69%	7.29%

Repayment years
Current maturities	1,170		75,081	242,598
Second year	-		—	—
Third year	-		—	—
Fourth year	-		—	—
Fifth year	311		—	—
Sixth year and thereafter	-		—	—
	1,481		—	242,598

*	IC, Israel Chemicals Ltd (“ICL”), Oil Refineries Ltd (“ORL”).